May 13, 1997


Dear Shareholders,

Inflation concerns impacted the municipal bond market during the six month period ending March 31, 1997. However, a volatile stock market coupled with the 1996 tax season brought renewed interest in investing in municipal bond funds. Both the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Fund continue to provide shareholders with diversification - an important factor in balancing your investment portfolio - and double tax free income opportunities.

For the six months ended March 31, 1997:

          FIRST HAWAII MUNICIPAL BOND FUND had an annualized distribution rate of 4.94% (free from Federal and State of Hawaii taxes). This is a taxable equivalent yield of 7.95% for shareholders in the 31% Federal tax bracket.

          FIRST HAWAII INTERMEDIATE MUNICIPAL FUND had an annualized distribution rate of 4.26% (free from Federal and State of Hawaii taxes). This is a taxable equivalent yield of 6.86% for shareholders in the 31% Federal tax bracket.

For shareholders who reinvested their monthly dividends, yields were higher due to the benefit of tax free compounding.

On the following pages you will find our Funds' 1997 semi-annual report. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.


Sincerely,

/s/ Terrence K.H. Lee

    Terrence K.H. Lee
    President



                                  FIRST PACIFIC SECURITIES, INC. / MEMBER SIPC

FIRST HAWAII MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

                                                                                                    Value
  Par Value                                                                                           (Note 1)
                                       HAWAII MUNICIPAL BONDS (91.33%)
                 Hawaii County
                   General Obligation Bonds - 3.57%
 $1,150,000          7.050%,   6/01/01                                                           $  1,242,000
    100,000          6.800%,  12/01/01                                                                102,689
    565,000          7.200%,   6/01/06                                                                613,025
                                                                                               --------------
                                                                                                    1,957,714

                 Hawaii State
                   General Obligation Bonds - .92%
    135,000          6.000%, 10/01/08                                                                 143,775
    330,000          7.125%,   9/01/09                                                                358,875
                                                                                               --------------
                                                                                                      502,650

                   Airport Systems Revenue Bonds - 5.14%
    400,000          5.125%,   7/01/00                                                                404,500
    345,000          6.300%,   7/01/01                                                                364,406
    560,000          7.000%,   7/01/20                                                                605,500
  1,330,000          7.500%,   7/01/20                                                              1,448,037
                                                                                                -------------
                                                                                                    2,822,443

                   Hawaiian Electric Company, Inc. - 4.91%
  1,660,000          7.625%, 12/01/18                                                               1,776,200
    310,000          7.600%,   7/01/20                                                                331,700
    200,000          7.600%,   5/01/26                                                                201,750
    400,000          5.875%, 12/01/26                                                                 386,000
                                                                                               --------------
                                                                                                    2,695,650

                   Kapiolani Hospital - 3.78%
  1,550,000          6.400%,   7/01/13                                                              1,581,000
    430,000          7.650%,   7/01/19                                                                485,900
     10,000          6.875%,   4/01/12                                                                 10,273
                                                                                              ---------------
                                                                                                    2,077,173

                   Kaiser Permanente Center - 4.02%,
  2,150,000          6.250%,   3/01/21                                                              2,206,438
                                                                                                -------------

                   Queen's Medical Center Program - 6.54%
    200,000          6.800%,   7/01/00                                                                209,000
    300,000          5.200%,   7/01/04                                                                302,625
    540,000          6.900%,   7/01/04                                                                569,025
    250,000          6.125%,   7/01/11                                                                269,375
    600,000          6.200%,   7/01/22                                                                648,750
  1,635,000          5.750%,   7/01/26                                                              1,592,081
                                                                                                -------------
                                                                                                    3,590,856

                   St. Francis Medical Center - 3.38%
  1,765,000          6.500%,   7/01/22                                                              1,855,456
                                                                                                -------------

                   Wahiawa General Hospital - 6.15%
    230,000          7.125%,   7/01/98                                                                234,887
  2,985,000          7.500%,   7/01/12                                                              3,141,713
                                                                                                -------------
                                                                                                    3,376,600

                   Department of Transportation Special Facilities Revenue Bonds - 4.02%
  2,250,000          5.750%,   3/01/13                                                              2,205,000
                                                                                                -------------




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


FIRST HAWAII MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------


                                                                                                    Value
  Par Value                                                                                           (Note 1)
  ---------                                                                                           --------
                   Harbor Capital Improvements Revenue Bonds, Series 1989 - 4.41%
    300,000          5.650%,   7/01/02                                                                308,625
    100,000          6.200%,   7/01/03                                                                105,750
    280,000          6.300%,   7/01/04                                                                298,900
    125,000          7.250%,   7/01/10                                                                135,312
    305,000          7.250%,   7/01/13                                                                312,921
    540,000          7.000%,   7/01/17                                                                578,475
    300,000          6.500%,   7/01/19                                                                312,750
    400,000          5.500%,   7/01/27                                                                366,500
                                                                                               --------------
                                                                                                    2,419,233

                   Highway Revenue Bonds, Series 1993 - 2.39%
    200,000          5.000%,   7/01/09                                                                191,500
    150,000          5.000%,   7/01/11                                                                140,063
  1,000,000          5.600%,   7/01/14                                                                978,750
                                                                                               --------------
                                                                                                    1,310,313

                   Housing Authority
                     Single Family Mortgage Purpose Revenue Bonds - 15.05%
    145,000          6.300%,   7/01/99                                                                148,625
    525,000          8.000%,   7/01/08                                                                542,063
    390,000          8.000%,   7/01/10                                                                406,088
    405,000          7.000%,   7/01/11                                                                424,238
    100,000          5.700%,   7/01/13                                                                100,000
    590,000          6.900%,   7/01/16                                                                615,075
    305,000          7.375%,   7/01/16                                                                311,884
  1,505,000          8.125%,   7/01/17                                                              1,568,962
    530,000          9.250%,   7/01/17                                                                539,148
    495,000          8.125%,   7/01/19                                                                516,037
    400,000          6.750%,   7/01/20                                                                411,000
    540,000          7.100%,   7/01/24                                                                562,950
  2,015,000          5.900%,   7/01/27                                                              1,992,350
    115,000          7.800%,   7/01/29                                                                120,175
                                                                                               --------------
                                                                                                    8,258,595

                   Multi-Family Mortgage Purpose Revenue Bonds - 6.44%
     70,000          4.000%,   7/01/97                                                                 69,922
    180,000          4.500%,   1/01/99                                                                179,100
    200,000          4.800%,   1/01/01                                                                198,250
    205,000          4.800%,   7/01/01                                                                204,231
    210,000          4.900%,   1/01/02                                                                207,638
    215,000          4.900%,   7/01/02                                                                213,925
  1,000,000          5.700%,   7/01/18                                                                972,500
  1,500,000          6.100%,   7/01/30                                                              1,490,625
                                                                                                -------------
                                                                                                    3,536,191

                   Public Housing Authority Bonds - .81%
    185,000          5.750%,   8/01/00                                                                189,458
    250,000          5.750%,   8/01/04                                                                255,690
                                                                                               --------------
                                                                                                      445,148

                   University Faculty Housing - 4.06%
     90,000          4.350%,  10/01/00                                                                 89,100
    330,000          4.450%,  10/01/01                                                                325,875
    345,000          4.550%,  10/01/02                                                                340,256
  1,500,000          5.700%,  10/01/25                                                              1,475,625
                                                                                                -------------
                                                                                                    2,230,856




-------------------------------------------------------------------------------

FIRST HAWAII MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------



                                                                                                    Value
  Par Value                                                                                           (Note 1)
                 Honolulu City & County
                   Board of Water Supply - 1.53%
    100,000          5.000%,   7/01/04                                                                100,125
    750,000          5.800%,   7/01/21                                                                740,625
                                                                                               --------------
                                                                                                      840,750

                   General Obligation Bonds - 3.20%
    100,000          7.300%,   7/01/03                                                                112,375
    200,000          7.350%,   7/01/06                                                                231,750
    100,000          7.250%,   2/01/08                                                                107,250
  1,000,000          7.300%,   2/01/09                                                              1,073,750
    240,000          5.500%,   9/01/16                                                                232,200
                                                                                               --------------
                                                                                                    1,757,325

                   Halawa Business Park - 1.73%
    170,000          6.300%,  10/15/00                                                                175,950
    370,000          6.500%,  10/15/02                                                                388,962
    365,000          6.600%,  10/15/03                                                                387,356
                                                                                               --------------
                                                                                                      952,268

                   Housing Authority
                     Multi-Family Mortgage Purpose Revenue Bonds - 1.90%
  1,000,000          6.900%,   6/20/35                                                              1,045,000
                                                                                                -------------

                 Kauai County
                   General Obligation Bonds - 4.48%
    595,000          6.700%,   8/01/97                                                                600,635
    300,000          5.100%,   2/01/01                                                                303,750
    410,000          5.850%,   8/01/07                                                                429,988
    780,000          5.850%,   8/01/07                                                                818,025
    295,000          5.900%,   2/01/12                                                                301,637
                                                                                               --------------
                                                                                                    2,454,035

                 Maui County
                   General Obligation Bonds - 1.50%
    740,000          8.000%,   1/01/01                                                                823,250
                                                                                               --------------

                   Water System Revenue - 1.40%
    315,000          5.850%,  12/01/00                                                                329,175
    400,000          6.600%,  12/01/07                                                                435,000
                                                                                               --------------
                                                                                                      764,175
                         Total Hawaii Municipal Bonds                                              50,127,119






-------------------------------------------------------------------------------

FIRST HAWAII MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------



                                                                                                    Value
  Par Value                                                                                           (Note 1)
                                          PUERTO RICO MUNICIPAL BONDS - 4.82%
                 Puerto Rico Commonwealth
                   Electric Power Authority Revenue Bonds - .71%
    100,000          7.125%,   7/01/14                                                                107,250
    100,000          7.125%,   7/01/14                                                                107,250
    110,000          7.125%,   7/01/14                                                                116,600
     55,000          7.125%,   7/01/14                                                                 58,438
                                                                                              ---------------
                                                                                                      389,538

                   General Obligation Bonds - .14%
     70,000          7.750%,   7/01/13                                                                 74,550
                                                                                              ---------------

                   Housing Finance Corp.
                     Multi-Family Mortgage Revenue Bonds - 1.13%
    450,000          7.500%,   4/01/22                                                                472,500
    140,000          7.650%,  10/15/22                                                                146,825
                                                                                               --------------
                                                                                                      619,325

                   Industrial, Medical & Environmental Pollution Control
                     Abbott Laboratories - .49%
    270,000          6.500%,   7/01/09                                                                271,374
                                                                                               --------------

                     Baxter Travenol Laboratories - .59%
    300,000          8.000%,   9/01/12                                                                321,750
                                                                                               --------------

                     Upjohn Co. Project - 1.62%
    825,000          7.500%,  12/01/23                                                                887,906
                                                                                               --------------

                   Public Building Authority
                     Health Facilities & Services - .14%
     75,000          7.250%,   7/01/17                                                                 79,032
                                                                                              ---------------
                         Total Puerto Rico Municipal Bonds                                          2,643,475
                                                                                                -------------


                                         VIRGIN ISLANDS MUNICIPAL BONDS - .84%
                 Virgin Islands
                   Port Authority Airport Revenue Bonds - .62%
    325,000          8.100%,  10/01/05                                                                342,469
                                                                                               --------------

                   Public Finance Authority, Series A - .22%
    100,000          7.3005,  10/01/18                                                                119,625
                                                                                               --------------
                         Total Virgin Islands Municipal Bonds                                         462,094
                                                                                               --------------
                         Total Investments (Cost $51,827,726) (a)                  96.99%          53,232,688
                         Other Assets Less Liabilities                              3.01            1,653,447
                                                                                --------        -------------

                         Net Assets                                               100.00%         $54,886,135
                                                                                  ======          ===========


                 (a) Aggregate cost for federal income tax purposes is $51,827,726.

                     At March 31, 1997, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                         Gross unrealized appreciation                                             $1,563,218
                         Gross unrealized depreciation                                               (158,256)
                                                                                                   ----------
                             Net unrealized appreciation                                           $1,404,962
                                                                                                   ==========




-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------



                                                                                                   Value
  Par Value                                                                                           (Note 1)
                                       HAWAII MUNICIPAL BONDS - 89.33%
                 Hawaii County
                   General Obligation Bonds - 4.23%
  $  65,000          6.350%,   5/15/01                                                          $     65,087
    100,000          6.800%,  12/01/01                                                               102,689
    100,000          6.500%,   5/15/06                                                               100,163
                                                                                                ------------
                                                                                                     267,939

                 Hawaii State
                   General Obligation Bonds - 1.63%
    100,000          5.500%,   7/01/01                                                               102,875
                                                                                                ------------

                   Airport Systems Revenue Bonds - 15.35%
    600,000          5.125%,   7/01/00                                                               606,750
    150,000          6.400%,   7/01/02                                                               111,694
    250,000          5.700%,   7/01/07                                                               253,437
                                                                                                ------------
                                                                                                     971,881

                   Kapiolani Hospital - 9.99%
    100,000          6.650%,   7/01/98                                                               102,750
    200,000          5.500%,   7/01/05                                                               201,750
    290,000          7.650%,   7/01/19                                                               327,700
                                                                                                ------------
                                                                                                     632,200

                   Queen's Medical Center Program - 6.49%
    200,000          6.800%,   7/01/00                                                               209,000
    200,000          5.200%,   7/01/04                                                               201,750
                                                                                                ------------
                                                                                                     410,750

                   St. Francis Medical Center - 4.28%
    270,000          5.250%,   7/01/97                                                               270,848
                                                                                                ------------

                   Wahiawa General Hospital - 4.68%
    290,000          7.125%,   7/01/98                                                               296,163
                                                                                                ------------

                   Harbor Capital Improvements Revenue Bonds, Series 1989 - 4.90%
    200,000          5.650%,   7/01/02                                                               205,750
    100,000          5.850%,   7/01/02                                                               104,375
                                                                                                ------------
                                                                                                     310,125

                   Highway Revenue Bonds, Series 1993 - 3.14%
    200,000          4.800%,   7/01/03                                                               199,000
                                                                                                ------------

                   Housing Authority
                     Single Family Mortgage Purpose Revenue Bonds - 5.34%
    200,000          6.300%,   7/01/99                                                               205,000
    130,000          6.800%,   7/01/99                                                               132,939
                                                                                                ------------
                                                                                                     337,939

                   Multi-Family Mortgage Purpose  Revenue Bonds - 1.58%
    100,000          4.000%,   7/01/97                                                                99,889
                                                                                               -------------

                   Public Housing Authority Bonds - 3.24%
    200,000          5.750%,   8/01/00                                                               204,820
                                                                                                ------------

                   University Faculty Housing - 3.60%
    230,000          4.350%,  10/01/00                                                               227,700
                                                                                                ------------

                   University of Hawaii - 4.49%
                     University Revenue Bonds
    280,000          5.450%,  10/01/06                                                               284,200
                                                                                                ------------



-------------------------------------------------------------------------------

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------


                                                                                                   Value
  Par Value                                                                                           (Note 1)
                 Honolulu City & County
                   Board of Water Supply - 4.75%
    300,000          5.000%,   7/01/04                                                               300,375
                                                                                              --------------

                   General Obligation Bonds - 1.59%
    100,000          5.000%,  10/01/02                                                               100,625
                                                                                                ------------

                   Halawa Business park - 3.27%
    200,000          6.300%,  10/15/00                                                               207,000
                                                                                                ------------

                 Maui County
                   General Obligation Bonds - 3.34%
    190,000          8.000%,   1/01/01                                                               211,375
                                                                                                ------------

                   Water System Revenue - 3.44%
    100,000          6.600%,  12/01/07                                                               108,750
    100,000          6.700%,  12/01/11                                                               109,125
                                                                                                ------------
                                                                                                     217,875
                         Total Hawaii Municipal Bonds                                              5,653,579


                                     PUERTO RICO MUNICIPAL BONDS - 3.98%
                 Puerto Rico Commonwealth
                   Electric Power Authority Revenue Bonds - 1.53%
     90,000          7.125%,   7/01/14                                                                96,525
                                                                                               -------------

                   General Obligation Bonds - 1.54%
     90,000          7.750%,   7/01/17                                                                97,762
                                                                                               -------------

                   Housing Finance Corp.
                     Single Family Mortgage Revenue Bonds - .91%
     55,000          6.150%,   8/01/03                                                                57,544
                                                                                               -------------
                         Total Puerto Rico Municipal Bonds                                           251,831
                                                                                                ------------
                         Total Investments (Cost $5,825,082) (a)                   93.31%          5,905,410
                         Other Assets Less Liabilities                              6.69             423,263
                                                                                --------        ------------

                         Net Assets                                               100.00%         $6,328,673
                                                                                  ======          ==========


              (a) Aggregate cost for federal income tax purposes is $5,825,082.

                  At March 31, 1997, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                         Gross unrealized appreciation                                              $121,376
                         Gross unrealized depreciation                                               (41,048)
                                                                                                   ---------
                             Net unrealized appreciation                                           $  80,328
                                                                                                   =========




-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------


                                                                                 Municipal       Intermediate
                                                                                  Bond            Municipal
                                                                                  Fund             Fund
ASSETS
  Investments at market value
     (Identified cost $51,827,726 and $5,825,082, respectively)
       (Note 1 (A))                                                            $53,232,688       $5,905,410
  Cash                                                                           1,395,881          341,725
  Interest receivable                                                              886,059           99,969
  Prepaid expenses                                                                     -              3,827
                                                                      --------------------   --------------
       Total assets                                                             55,514,628        6,350,931
                                                                              ------------      -----------


LIABILITIES
  Payable for investments purchased                                                370,750              -
  Accrued expenses                                                                  24,533              -
  Distributions payable                                                            233,210           22,258
                                                                            --------------    -------------
       Total liabilities                                                           628,493           22,258
                                                                            --------------    -------------

NET ASSETS
  (Applicable to 5,070,859 and 1,246,836 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)                             $54,886,135       $6,328,673
                                                                               ===========       ==========


NET ASSET VALUE OFFERING AND REPURCHASE PRICE PER SHARE
  ($54,886,135 / 5,070,859 shares)                                                   $10.82
                                                                                     ======
  ($6,328,673   / 1,246,836 shares)                                                                   $5.08
                                                                                                      =====

NET ASSETS
  At March 31, 1997, net assets consisted of:
     Paid-in capital                                                           $53,701,099       $6,253,391
     Accumulated net realized loss on investments                                  (219,926)           (5,046)
     Net unrealized appreciation                                                 1,404,962           80,328
                                                                             -------------    -------------

                                                                               $54,886,135       $6,328,673




-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND
STATEMENT OF OPERATIONS
Six months ended March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------



                                                                                 Municipal       Intermediate
                                                                                  Bond            Municipal
                                                                                  Fund             Fund
INVESTMENT INCOME
  Interest income                                                               $1,623,209         $160,715
                                                                                ----------         --------

  Expenses
     Management fee (Note 2)                                                       137,649           16,046
     Distribution costs (Note 2)                                                    27,662              -
     Transfer agent fees (Note 2)                                                   18,068            5,083
     Shareholder services (Note 2)                                                  27,530            3,209
     Accounting fees (Note 2)                                                       19,264            5,871
     Legal and audit fees                                                           14,068            1,904
     Printing                                                                        7,500              952
     Custodian fees                                                                  5,300              648
     Insurance                                                                       6,558              635
     Registration fees                                                               2,313              -
     Directors fees                                                                    800              -
                                                                           ---------------  -------------
     Total expenses                                                                266,712           34,348
     Fee reductions (Note 4)                                                         (5,300)            (648)
     Expenses reimbursed or waived (Note 2)                                            -              (9,622)
                                                                        ------------------       -----------
     Net expenses                                                                  261,412           24,078
                                                                              ------------       ----------
       Net investment income                                                     1,361,797          136,637
                                                                               -----------        ---------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) from security transactions                                9,557            (5,046)
  Decrease in unrealized appreciation of investments                               (368,169)         (23,283)
                                                                               ------------       ----------
       Net loss on investments                                                     (358,612)         (28,329)
                                                                               ------------       ----------

         Net increase in net assets resulting from operations                   $1,003,185         $108,308
                                                                                ==========         ========





-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
Six months ended March 31, 1997 (Unaudited)
Year ended September 30, 1996
-------------------------------------------------------------------------------



                                                                                  1997              1996
                                                                                  ----              ----
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations
     Net investment income                                                     $  1,361,797      $  2,668,355
     Net realized gain on investments                                                 9,557            21,217
     Increase (decrease) in unrealized appreciation of investments                  (368,169)         202,015
                                                                              --------------   --------------
       Net increase in net assets resulting from operations                       1,003,185         2,891,587

  Distributions to shareholders from
     Net investment income
       ($.27 and $.55 per share, respectively)                                    (1,361,797)       (2,668,355)

  Capital share transactions (a)
     Increase in net assets resulting from capital share transactions             1,079,820         2,810,813
                                                                               ------------      ------------

         Total increase in net assets                                               721,208         3,034,045

NET ASSETS
  Beginning of period                                                            54,164,927        51,130,882
                                                                               ------------      ------------

  End of period                                                                 $54,886,135       $54,164,927
                                                                                ===========       ===========


(a)  Summary of capital share activity follows:



                                                             1997                            1996
                                                    -------------------------     --------------------------
                                                      Shares        Value             Shares       Value

     Shares sold                                      474,503     $ 5,199,455         982,410     $10,706,770
     Shares issued on reinvestment
       of distributions                                73,374         804,682         173,650       1,892,040
                                                    ---------   -------------      ----------   -------------
                                                      547,877       6,004,137       1,156,060      12,598,810
     Shares redeemed                                  (449,962)     (4,924,317)       (900,255)     (9,787,997)
                                                      --------    ------------      ----------   -------------

       Net increase                                    97,915     $ 1,079,820         255,805    $  2,810,813
                                                    =========     ===========      ==========    ============






-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND
STATEMENT OF CHANGES IN NET ASSETS
Six months ended March 31, 1997 (Unaudited)
Year ended September 30, 1996
-------------------------------------------------------------------------------



                                                                                  1997              1996
                                                                                  ----              ----
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations
     Net investment income                                                      $   136,637       $   253,088
     Net realized gain (loss) on investments                                          (5,046)          17,216
     Decrease in unrealized appreciation of investments                              (23,283)          (35,876)
                                                                             ---------------     -------------
       Net increase in net assets resulting from operations                         108,308           234,428

  Distributions to shareholders from
     Net investment income
       ($.11 and $.22 per share, respectively)                                      (136,637)         (253,088)
     Capital gains ($.01 per share)                                                  (15,405)             -

  Capital share transactions (a)
     Increase (decrease) in net assets resulting from capital
       share transactions                                                           (251,832)       1,882,838
                                                                                ------------      -----------

         Total increase (decrease) in net assets                                    (295,566)       1,864,178

NET ASSETS
  Beginning of period                                                             6,624,239         4,760,061
                                                                                -----------       -----------

  End of period                                                                  $6,328,673        $6,624,239
                                                                                 ==========        ==========


(a)  Summary of capital share activity follows:



                                                              1997                            1996
                                                   --------------------------      -------------------------
                                                      Shares        Value             Shares       Value

     Shares sold                                      175,054    $    889,978         688,964     $ 3,522,684
     Shares issued on reinvestment
       of distributions                                21,519         110,598          43,852         224,869
                                                    ---------   -------------       ---------   -------------
                                                      196,573       1,000,576         732,816       3,747,553
     Shares redeemed                                  (243,935)     (1,252,408)       (364,169)     (1,864,715)
                                                      --------    ------------        --------   -------------

       Net increase (decrease)                         (47,362)   $   (251,832)       368,647    $  1,882,838
                                                     =========    ============       ========    ============





-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
-------------------------------------------------------------------------------

                                                      Years Ended September 30,



                                                                           1997 (b)   1996      1995     1994     1993     1992
                                                                           ----       ----      ----     ----     ----     ----
Net asset value
    Beginning of year                                                     $10.89     $10.84    $10.62   $11.48   $10.90   $10.47
                                                                          ------     ------    ------   ------   ------   ------

Income from investment operations
    Net investment income                                                    .27        .55       .55       .55     .58      .60
    Net gain (loss) on securities (both realized and unrealized)            (.07)       .05       .31      (.80)    .60      .43
                                                                          -------     -----    -------   ------  -------  -------
      Total from investment operations                                       .20        .60       .86      (.25)   1.18     1.03
                                                                          -------     ------   -------   ------  -------  --------

Less distributions
    Dividends from net investment income                                    (.27)      (.55)     (.55)     (.55)   (.58)    (.60)
    Distributions from capital gains                                           -          -      (.09)     (.06)   (.02)       -
                                                                          ------      ------    ------   -------   -----  -------
        Total distributions                                                 (.27)      (.55)     (.64)     (.61)   (.60)    (.60)
                                                                          ------      ------    ------   -------   ------  ------

    End of year                                                           $10.82     $10.89    $10.84    $10.62  $11.48   $10.90
                                                                          ======     ======    ======    ======  ======   ======

Total return                                                                3.66%(c)   5.62%     8.42%    (2.18)% 11.11%   10.16%

Ratios/Supplemental Data
    Net assets, end of period (in 000's)                                  $54,866    $54,165   $51,131   $52,230  $57,396  $39,291

    Ratio of expenses to average net assets
      Before expense reimbursements                                         .97% (c)    .98%     1.00%      .97%     .95%     .95%
      After expense reimbursements                                          .97% (a)(c) .98%(a)   .97%(a)   .95%     .95%     .95%

    Ratio of net investment income to average net assets
      Before expense reimbursements                                        4.94% (c)   5.03%     5.19%      4.99%   5.21%    5.67%
      After expense reimbursements                                         4.94% (c)   5.03%     5.22%      5.01%   5.21%    5.67%

Portfolio turnover                                                         1.64%      15.16%    17.08%     40.22%  27.77%   18.44%

(a)   Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .95% in 1997, 1996
      and 1995.   Prior to 1995, such reductions were reflected in the expense ratios.

(b)   Six months ended March 31, 1997 (unaudited).

(c)     Annualized



-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
-------------------------------------------------------------------------------



                                                       Six Months
                                                          Ended                                                  July 5, 1994*
                                                         March 31,                                                   To
                                                          1997             Years Ended September 30,             September 30,
                                                       (Unaudited)           1996          1995                     1994
                                                       -----------           ----          ----                  -----------
Net asset value
   Beginning of period                                   $5.12              $5.14         $4.99                     $5.00
                                                         -----              -----         -----                     -----

Income from investment operations
   Net investment income                                   .11                .22           .23                       .05
   Net gain (loss) on securities (unrealized)             (.03)              (.02)          .15                      (.01)
                                                        -------            -------       -------                    -------
     Total from investment operations                      .08                .20           .38                       .04
                                                        -------            -------       -------                    -------

Less distributions
   Dividends from net investment income                   (.11)              (.22)         (.23)                     (.05)
   Distributions from capital gains                       (.01)                -             -                          -
                                                        -------            --------      --------                    ------
     Total distributions                                  (.12)              (.22)         (.23)                     (.05)
                                                        -------            -------        -------                   -------

   End of period                                         $5.08              $5.12         $5.14                     $4.99
                                                         =====              =====         =====                     =====

Total return                                              3.07% (a)          3.95%         7.86%                      .72%

Ratios/Supplemental Data
   Net assets, end of period (in 000's)                  $6,329             $6,624        $4,760                    $2,447

   Ratio of expenses to average net assets
     Before expense reimbursements                        1.07% (a)          1.50%         1.90%                      4.48% (a)
     After expense reimbursements                          .77% (a)(b)        .84% (b)      .66% (b)                     0% (a)

   Ratio of net investment income to average net assets
     Before expense reimbursements                        3.94% (a)          3.66%         3.39%                        .12% (a)
     After expense reimbursements                         4.26% (a)          4.32%         4.63%                       4.60% (a)

Portfolio turnover                                        1.64%             17.76%        10.04%                          0%



 *   Commencement of operations

(a)  Annualized

(b) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .75% for 1997 and 1996 and .64%
     for 1995.   Prior to 1995, such reductions were reflected in the expense ratios.
-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

      The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

      The Funds are subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

      Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

      In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
      Actual results could differ from those estimates.

      (A)  SECURITY VALUATION
           Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

      (B)  FEDERAL INCOME TAXES
           It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies
           and  to   distribute   their  taxable   income,   if  any,  to  their
           shareholders.
           Therefore, no federal income tax provision is required.

      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
           Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      First Pacific Management Corporation ("FPMC") provides the Funds with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of each Fund's average daily net assets.

      The Funds' distributor, First Pacific Securities ("FPS"), a wholly-owned subsidiary of FPMC, received $27,662 for costs incurred in connection with the sale of First Hawaii Municipal Bond Fund's shares (See Note 3).

      First Pacific Recordkeeping, ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent and accounting agent for the Funds. FPR also provides the Funds with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Funds' directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of each Fund's average daily net assets.



-------------------------------------------------------------------------------

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------


      For the six months ended March 31, 1997, FPMC and FPR voluntarily waived certain management, transfer agent, shareholder services, and accounting fees in the amount of $9,622 for First Hawaii Intermediate Municipal Fund.

      Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.


(3)   DISTRIBUTION COSTS

      The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

      The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.


(4)   PURCHASES AND SALES/CUSTODY OF SECURITIES

      Purchases and sales of securities aggregated $1,476,633 and $879,338, respectively for the First Hawaii Municipal Bond Fund. Purchases and sales of securities for First Hawaii Intermediate Municipal Fund aggregated $103,701 and $778,225, respectively. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the six months ended March 31, 1997, such reductions amounted to $5,300 and $648 for the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Bond Fund, respectively.



-------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statement of assets and liabilities of First Idaho Tax-Free Fund (a series of shares of First Pacific Mutual Fund, Inc.), including the schedule of investments, as of September 30, 1996, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period July 3, 1996 (commencement of operations) the September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Idaho Tax-Free Fund as of September 30, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period July 3, 1996 to September 30, 1996, in conformity with generally accepted accounting principles.





TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
November 6, 1996

FIRST IDAHO TAX-FREE FUND
SCHEDULE OF INVESTMENTS
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------



     Par                                                                                              Value
   Value                                                                                              (Note 1)
                         IDAHO MUNICIPAL BONDS (65.03%)
               ADA & Canyon Counties
                  Joint School District (4.00%)
$   10,000           5.500%, 7/30/12                                                              $   10,050

               Boise City
                  Independent School District (3.99%)
    10,000           5.300%, 7/30/09                                                                  10,025

               Boise State University
                  Revenue Bond (3.92%)
    10,000           5.050%, 4/01/08                                                                   9,875

               Boise-Kuna-Irrigation District
                  Lucky Peak Hydroelectric (4.16%)
    10,000           6.000%, 7/01/08                                                                  10,450

               Bonneville County
                  General Obligation Bonds (3.85%)
    10,000           5.200%, 8/01/12                                                                   9,675

               Cassia & Twin Falls County
                  General Obligation Bonds (9.62%)
    25,000           5.375%, 8/01/13                                                                  24,187

               Central Shoshone County
                  Water District Revenue Bond (3.92%)
    10,000           6.150%, 12/01/17                                                                  9,875

               Gooding City
                  School District #232 Wendell (4.09%)
    10,000           5.800%, 8/01/06                                                                  10,300

               Idaho Falls
                  Idaho Electric Revenue Bonds (5.52%)
    10,000           10.375%, 4/01/13                                                                 13,875

               Idaho Housing Agency
                  Single Family Mortgage - Series B (3.92%)
    10,000           5.700%, 7/01/13                                                                   9,850

               Idaho State
                  Board of Education (1.99%)
     5,000           7.100%, 10/01/17                                                                  5,013
                  Water Reserve Board (4.23%)
    10,000           7.250%, 12/01/21                                                                 10,637
                  Student Loan Marketing Asss - Series C (3.96%)
    10,000           4.750%, 4/01/99                                                                   9,950




-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 1997 (Unaudited)
------------------------------------------------------------------------------


     Par                                                                                              Value
   Value                                                                                              (Note 1)

               Nampa Urban Renewal Agency (3.94%)
    10,000           5.700%, 8/01/05                                                                   9,913

               University of Idaho
                  University Commons Project (3.92%)
    10,000           5.650%, 4/01/22                                                                   9,862
                                                                                                  ----------
                     Total Idaho Municipal Bonds                                                     163,537
                                                                                                  ----------


                      PUERTO RICO MUNICIPAL BONDS (32.88%)
               Puerto Rico Commonwealth
                  Housing Finance Corp.
                     Multi-Family Mortgage Revenue Bonds (4.18%)
    10,000              7.500%, 4/01/22                                                               10,500

                     Single Family Mortgage Revenue Bonds (6.24%)
    15,000              6.150%, 8/01/03                                                               15,694

                  Industrial, Medical & Environmental Pollution Control
                     Abbott Laboratories (11.99%)
    30,000              6.500%, 7/01/09                                                               30,153

                  Public Building Authority
                     Health Facilities & Services (10.47%)
    25,000              7.250%, 7/01/17                                                               26,344
                                                                                                  ----------
                     Total Puerto Rico Municipal Bonds                                                82,691
                                                                                                  ----------

                     Total Investments (cost $248,384) (a)                        97.91%             246,228
                     Other Assets Less Liabilities                                 2.09                5,261
                                                                               --------           ----------

                     Net Assets                                                  100.00%          $  251,489
                                                                               ========           ==========

               (a)   Aggregate cost for federal income tax purposes is $248,384.

               At March 31,  1997,  unrealized  appreciation  (depreciation)  of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation                                                     $    524
                  Gross unrealized depreciation                                                       (2,680)
                                                                                                    --------

                     Net unrealized depreciation                                                    $ (2,156)
                                                                                                    ========




-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------


ASSETS
    Investments at market value
       (Identified cost $248,384) (Note 1(A))                                                     $  246,228
    Cash                                                                                               2,379
    Interest receivable                                                                                4,129
                                                                                                  ----------
          Total assets                                                                               252,736


LIABILITIES
    Accrued expenses                                                                                       1
    Distributions payable                                                                              1,246
          Total liabilities                                                                            1,247

NET ASSETS
    (Applicable to 24,892 shares outstanding,
       $.01 par value, 20,000,000 shares authorized)                                              $  251,489
                                                                                                  ==========

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
    Net asset value and repurchase price per share
       ($251,489 / 24,892 shares)                                                                   $  10.10
                                                                                                    ========
    Offering price per share
       (100 / 97.25 of $10.10) *                                                                    $  10.39
                                                                                                    ========

NET ASSETS
    At March 31, 1997, net assets consisted of:
       Paid-in capital                                                                            $  253,645
       Net unrealized depreciation of investments                                                     (2,156)
                                                                                                  ----------

                                                                                                  $   251,489


*   On investments of $50,000 or more the offering price is reduced.





-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND
STATEMENT OF OPERATIONS
Six months ended March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME
    Interest income                                                                               $    4,571
                                                                                                  ----------

    Expenses
       Management fee (Note 2)                                                                           480
       Accounting fees (Note 2)                                                                       10,574
       Transfer agent fees (Note 2)                                                                    6,974
                                                                                                  ----------
       Total expenses                                                                                 18,028
       Expenses waived (Note 2)                                                                      (18,028)
                                                                                                  ----------
       Net expenses                                                                                     -
                                                                                                  -------
          Net investment income                                                                        4,571

UNREALIZED LOSS ON INVESTMENTS
    Decrease in unrealized appreciation of investments                                                (2,297)
                                                                                                  ----------

             Net increase in net assets resulting from operations                                 $    2,274
                                                                                                  ==========





-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------



                                                                                   1996*            1997**
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investments income                                                  $    4,571         $      122
       Increase (decrease) in unrealized appreciation
          of investments                                                           (2,297)               141
                                                                               ----------         ----------
          Net increase in net assets
             resulting from operations                                              2,274                263

    Distributions to shareholders from
       Net investment income
          ($.24 and $.05 per share, respectively)                                  (4,571)              (122)

    Capital share transactions (a)
       Increase in net assets resulting from
          capital share transactions                                              142,906            110,739
                                                                               ----------         ----------
             Total increase in net assets                                         140,609            110,880

    NET ASSETS
       Beginning of period                                                        110,880               -
                                                                               ----------         -------

       End of period                                                           $  251,489         $  110,880
                                                                               ==========         ==========


(a)    Summary of capital share activity follows:




                                                               1997 **                        1996 *
                                                      ------------------------       ----------------------
                                                        Shares          Value           Shares        Value

       Shares sold                                      21,532      $  219,839          10,914    $   110,635
       Shares issued on
          reinvestment of distributions                    295           3,013              10            104
                                                      --------      ----------       ---------    -----------
                                                        21,827         222,852          10,924        110,739
       Shares redeemed                                  (7,859)        (79,946)           -              -
                                                      --------      ----------       ---------    --------

       Net increase                                     13,968      $  142,906          10,924    $   110,739
                                                      ========      ==========       =========    ===========




* Period July 1, 1996 (commencement of operations) to September 30, 1996 ** Six months ended March 31, 1997 (unaudited)



-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
------------------------------------------------------------------------------



                                                                         Six Months               Period
                                                                          ended                July 1, 1996*
                                                                         March 31,                  to
                                                                           1997                September 30,
                                                                        (Unaudited)                1996

Net asset value
    Beginning of period                                                   $10.15                 $10.00
                                                                          ------                 ------

Income from investment operations
    Net investment income                                                    .24                    .05
    Net unrealized gain on securities                                       (.05)                   .15
                                                                        ---------              ---------
       Total from investment operations                                      .19                    .20
                                                                        ---------              ---------

Less distributions
    Dividends from net investment income                                    (.24)                  (.05)
                                                                        ---------              ---------

    End of period                                                         $10.10                 $10.15
                                                                          ======                 ======

Total return                                                                3.07% (a)              2.05%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)                                       $251                  $111

    Ratio of expenses to average net assets                                    -                    .02% (a)

    Ratio of net investment income to average net assets                     4.76% (a)             3.03% (a)

Portfolio turnover                                                              0%                    0%

  *   Commencement of operations

(a)  Annualized



-------------------------------------------------------------------------------

See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      First Idaho Tax-Free Fund is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

      The investment objective of the Fund is to provide investors with the maximum level of income exempt from federal and Idaho income taxes consistent with the preservation of capital. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Idaho income taxes.

      The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

      Since the Fund invests primarily in obligations of issuers located in Idaho, the marketability and market value of these obligations may be affected by certain Idahoan constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Idahoan issuers to meet their financial obligation. The Fund also has a concentration of securities from issuers located in Puerto Rico. Those issuers could be affected by similar developments within Puerto Rico.

      In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      (A)  SECURITY VALUATION
           Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

      (B)  FEDERAL INCOME TAXES
           It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
           Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.

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


FIRST IDAHO TAX-FREE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
March 31, 1997 (Unaudited)
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(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      First Pacific Management Corporation ("FPMC") provides the Fund with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of the Fund's average daily net assets.

      The Funds' distributor, First Pacific Securities ("FPS"), a wholly-owned subsidiary of FPMC, may be reimbursed for costs incurred in connection with the sale of the Fund's shares (See Note 3). No reimbursements were received during the six months ended March 31, 1997.

      First Pacific Recordkeeping, ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent and accounting agent for the Fund. FPR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors.

      For the period ended March 31, 1997, FPMC and FPR voluntarily waived certain management, transfer agent, and accounting fees in the amount of $18,028 for the Fund.

      Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.


(3)   DISTRIBUTION COSTS

      The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

      The Plan provides that the Fund may incur certain costs, which may not exceed .50% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Fund.


(4)   PURCHASES AND SALES OF SECURITIES

      Purchases of securities aggregated $182,347. There were no sales of securities during the period.




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